FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Derivatives	$ 13,477	$ 24,135
Investment securities, available for sale	913,601	1,032,096	162,600
Liabilities
Derivatives	14,431	26,423
Fair Value, Measurements, Recurring
Assets
Derivatives	0	0
Investment securities, available for sale	913,601	1,032,096
Total	913,601	1,032,096
Liabilities
Derivatives	954	2,517
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	7,976	144
Total	7,976	144
Liabilities
Derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	13,477	24,135
Investment securities, available for sale	905,625	1,031,952
Total	919,102	1,056,087
Liabilities
Derivatives	14,431	26,652
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	0	0
Total	0	0
Liabilities
Derivatives	0	0
Fair Value, Measurements, Recurring | Netting Adjustments
Assets
Derivatives	(13,477)	(24,135)
Investment securities, available for sale	0	0
Total	(13,477)	(24,135)
Liabilities
Derivatives	$ (13,477)	$ (24,135)